SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, net	$ 2,458	$ 1,881
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, net	$ 2,458	$ 1,881